Segments (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of segments

	Holographic solutions	Holographic technology service	Total June 30, 2023	Total June 30, 2023
	RMB	RMB	RMB	USD
Revenues	20,639,027	77,275,798	97,914,825	14,138,917
Cost of revenues	(15,230,528)	(32,724,181)	(47,954,709)	(6,924,668)
Gross profit	5,408,499	44,551,617	49,960,116	7,214,249
Depreciation and amortization	(3,525,947)	-	(3,525,947)	(509,147)
Total capital expenditures	(345,488)	-	(345,488)	(49,889)

	Holographic solutions	Holographic technology service	Total June 30, 2024	Total June 30, 2024
	RMB	RMB	RMB	USD
Revenues	7,570,587	121,097,052	128,667,639	18,108,940
Cost of revenues	(2,114,283)	(103,120,894)	(105,235,177)	(14,811,008)
Gross profit	5,456,304	17,976,158	23,432,462	3,297,932
Depreciation and amortization	(25,572)	(409,050)	(434,622)	(61,170)
Total capital expenditures	(11,927)	-	(11,927)	(1,679)

Total assets as of:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Holographic solutions	142,626,614	755,705,126	106,037,088
Holographic technology service	17,932,589	23,855,259	3,347,261
Total assets	160,559,203	779,560,385	109,384,349